Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool	$ 2,400.0	$ 2,400.0
Non-capital losses	1,800.0	1,900.0
Realized and unrealized net capital losses	837.4	711.2
Tax benefit arising from federal scientific research and development	61.3
Deferred tax assets	$ 210.8	$ 246.4